NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
NOTES PAYABLE

 The following table summarizes the outstanding unsecured notes payable and convertible debentures at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Current notes payable:
January 2015 Non-Convertible Debenture	$45,866	$-
February 2014 Convertible Debenture	-	330,000
July 2015 Debenture (Amended August 2014 Debenture)	73,200	40,000
Total current notes payable	119,066	370,000
Less: Debt discount, net of accretion (current)	-	(55,982)
	$119,066	$314,018

Long-term notes-payable
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount, net of accretion (long-term)	-	(67,726)
	$-	$24,274

July 2015 Debenture (Amended August 2014 Debenture)

On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, the Company received an additional $30,000 from the investor and amended and restated this agreement to a new principle balance of $73,200 (including accrued interest) and a new maturity date of July 21, 2016.

September 2014 Convertible Debenture

On September 29, 2014, the Company issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000. The Note had a principal face amount of $92,000, did not accrue interest and was due on March 28, 2016 (the “Maturity Date”). The September 2014 Convertible Debenture was converted into 230,000 shares common stock according to the terms of the note, by the investor on March 30, 2015. As such, the Company recorded the conversion of the note and the remaining debt discount was charged to interest expense.

January 2015 Non-Convertible Debenture

On January 21, 2015, the Company entered into securities purchase agreements with Vista Capital Investments, LLC (“Vista”) whereby the Company issued and sold to the Vista promissory notes and warrants (the “Vista Warrants”) to purchase up to 500,000 shares of the Company’s Common Stock for gross proceeds of $100,000. The note requires payment of $110,000 principal upon maturity. On July 30, 2015, the Company and Vista entered into an “Amendment to the $110,000 Promissory Note dated January 21, 2015.” In consideration for the Vista Note Amendment, the Company issued 100,000 restricted shares of Common Stock to Vista. The fair value of such shares was recognized as interest expense. A portion of the note was paid off in the third quarter of 2015 and the Notes were fully paid off on November 2, 2015.

The Vista Warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of Common Stock. The warrants contain anti-dilution protection, including protection upon dilutive issuances.

The Vista Warrants are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The estimated fair value of the Vista Warrants was determined using Probability Weighted Black-Scholes Option-Pricing Model, resulting in a fair value of $99,999 on the date they were issued. The debt was initially recorded using the residual method, at $1, net of a debt discount of $109,999. The discount is being accreted as non-cash interest expense over the expected term of the January 2015 Non-Convertible Debenture using the effective interest method. Through September 30, 2015, the full amount of debt discount has been accreted. The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the Vista Warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the Vista Warrants survives for the life of the warrants which ends in January 2020 and has been classified as a liability (See Note 9).

February 2014 Convertible Debenture

On March 12, 2015, the Company issued 250,000 shares of the Company’s common stock and 250,000 warrants to the holder of a Convertible Debenture issued in February, 2014 to extend the maturity date of the Debenture to September 13, 2015. The fair value of such shares and warrants was recognized as interest expense. This was repaid in September 2015.

3rd Quarter 2015 Convertible Debentures

In the 3rd quarter of 2015, the Company and entered into Securities Purchase Agreements with three (3) accredited investors (the “Buyers”), pursuant to which the Company received aggregate gross proceeds of $1,325,000.00 pursuant to which it sold:

Six (6) Convertible Promissory Notes of the Company. Two in the principal amount of $275,000, one for $550,000, one for $137,500, and two for $110,000 (each a “Note” and collectively the “Notes”) (the Notes were sold at a 10% original issue discount and the Company received an aggregate total of $1,242,500 in funds thereunder after debt issuance costs of $82,500). The principal amount due under the note is $1,457,500. The Notes and accrued interest are convertible into shares of common stock of the Company (the “Common Stock”) beginning six (6) months from the date of execution, at a conversion price of $0.15 per share. The maturity date of the first Note is August 15, 2016, and the maturity date of the second Note is August 28, 2016. The third Note has a maturity date of September 14, 2016 the fourth has a maturity date of September 26, 2016, the fifth is October 29, 2016 and the sixth is October 20, 2016. The Notes bear interest on the unpaid principal amount at the rate of five percent (5%) per annum from the date of issuance until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Notwithstanding the foregoing, upon the occurrence of an Event of Default as defined in such Note, a “Default Amount” equal to the sum of (i) the Principal Amount, together with accrued interest due thereon through the date of payment payable at the Holder’s option in cash or Common Stock and (ii) an additional amount equal to the Principal Amount payable at the Company’s option in cash or Common Stock. For purposes of payments in Common Stock, the following conversion formula shall apply: the Conversion Price shall be the lower of: (i) the Fixed Conversion Price ($0.15) or (ii) 60% multiplied by the volume weighted average price of the Common Stock during the ten (10) consecutive Trading Days immediately prior to the later of the Event of Default or the end of the applicable cure period. Certain other conversion rates apply in the event of the sale or merger of the Company, default and other defined events.

The Company may prepay the Notes at any time on the terms set forth in the Notes at the rate of 115% of the then outstanding balance of the Notes. Under the terms of the Notes, the Company shall not effect certain corporate and business actions during the term of the Notes, although some may be done with proper notice. Pursuant to the Purchase Agreement, with certain exceptions, the Note holder has a right of participation during the term of the Notes; additionally, the Company granted the Note holder registration rights for the shares of Common Stock underlying the Notes pursuant to Registration Rights Agreements.

In addition, bundled with the convertible debt, the Company sold:

1.	A Common Stock Purchase Warrant to each Buyer, which allows the Buyers to purchase an aggregate of 1,320,000 shares of common stock and the placement agent to purchase 483,333 shares of common stock (aggregating 1,808,333 shares of the Company at an exercise price of $0.30 and

2.	4,337,500 restricted shares of Common Stock to the Buyers.

In addition, a Registration Rights Agreement was signed and, as a result, the Company filed a Registration Statement on September 11, 2015 and filed Amended Forms S–1 on October 26, 2015 and November 12, 2015.

The Company allocated the proceeds from the 3rd Quarter Convertible Debentures to the convertible debt, warrants and restricted shares of Common Stock issued based on their relative fair values.  The Company determined the fair value of the warrants using the Black-Scholes Option Pricing Model with the following range of assumptions:

September 30, 2015
Expected terms (in years)	5.00
Expected volatility	101 - 119%
Risk-free interest rate	1.37 – 1.58%
Dividend yield	-

    The fair value of the restricted shares of Common Stock issued was based on the market price of the Company’s Common Stock on the date of issuance of the 3rd Quarter Convertible Debentures.  The allocation of the proceeds to the warrants and restricted shares of Common Stock based on their relative fair values resulted in the Company recording a debt discount of $89,551 and $374,473, respectively.  The remaining proceeds of $860,976 was initially allocated to the debt.  The Company determined that the embedded conversion features in the 3rd Quarter Convertible Debentures were a derivative instrument which was required to be bifurcated from the debt host contracts and recorded at fair value as a derivative liability.  The fair value of the embedded conversion features at issuance was determined using a Path-Dependent Monte Carlo Simulation (see Note 9 for assumptions used to calculate fair value).  The initial fair value of the embedded conversion features were $901,784, of which, $830,560 is recorded as a debt discount.  The initial fair value of the embedded conversion feature derivative liabilities in excess of the proceeds allocated to the debt was $71,224, and was immediately expensed and recorded as interest expense during the three and nine months ended September 30, 2015 in the accompanying condensed consolidated statement of operations.  The 3rd Quarter Convertible Debentures were also issued at an Original Issue Discount (“OID”) of 10% and the OID of $132,500 was recorded as an addition to the principal amount of the 3rd Quarter Convertible Debentures and a debt discount in the accompanying condensed consolidated balance sheet.

    The debt discount recorded for the 3rd Quarter Convertible Debentures totaling $1,427,084 is being amortized as interest expense over the term of the 3rd Quarter Convertible Debentures using the effective interest method.  Total amortization of the debt discount on the 3rd Quarter Convertible Debentures to interest expense for the three and nine months ended September 30, 2015 was $149,384.

    The following table summarizes the outstanding Convertible Debentures at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014

Investor 1 - July 27, 2015	$500,000	$-
Investor 1 - September 30, 2015	100,000	-
Investor 2 - August 25, 2015	500,000	-
Investor 2 - September 21, 2015	100,000	-
Investor 3 - September 30, 2015	125,000	-
Sub-total of gross proceeds received	1,325,000	-
Plus: Original issue discount	132,500	-
Face amount	1,457,500	-
Less: Debt discount, net of accretion (current)	(1,277,700)	-
Carrying value	179,800	-
Less: Current portion	(151,010)	-
Net debentures – long-term	$28,790	$-

The company incurred debt issuance costs of $82,500 and the fair value of the warrants $68,400 issued to the placement agent. Such costs are amortized to interest expense over the term of the debentures.

The following table summarizes the outstanding unsecured notes payable (non-related party) at December 31, 2014 and 2013:

Current notes payable	2014	2013
December 2013 Debenture	$-	$350,000
February 2014 Convertible Debenture	330,000	-
August 2014 Debenture	40,000	-
January 2013 Debenture-non related party	-	20,000
Total current notes payable	370,000	370,000
Less: Debt discount, net of accretion (current)	(55,982)	-
	$314,018	$370,000

Long-term notes -payable
September 2014 Convertible Debenture	$92,000	$-
Less: Debt discount, net of accretion (long-term)	(67,726)	-
	$24,274	$-

December 2013 Debenture

 On December 23, 2013, the Company issued an 8% debenture to an unrelated third party accredited investor in the principal amount of $350,000 (the “December 2013 Debenture”). The December 2013 Debenture bears interest at the rate of 8% per annum. The principal amount and interest was payable on August 31, 2014.  On August 31, 2014, the maturity date of the December 2013 Debenture was extended to September 15, 2014.

On September 15, 2014, a third party investor (“Investor”) purchased the December 2013 Debenture and subsequently on September 15, 2014 the Company entered into a debt exchange agreement with the Investor, pursuant to which the Company issued 1,900,000 shares of the Company’s common stock with a fair value of $779,000 based upon the quoted market price at issuance, in exchange for the retirement of the December 2013 Debenture.  During the year ended December 31, 2014 the Company recorded a $406,833 loss on the extinguishment of debt.

February 2014 Convertible Debenture and Warrant Financing

On February 13, 2014, the Company entered into a securities purchase agreement with an unrelated third party accredited investor pursuant to which the Company issued a convertible debenture in the aggregate principal amount of $330,000 (issued at an original issue discount of 10%) (the “February 2014 Convertible Debenture”) and a warrant to purchase 250,000 shares of the Company’s common stock (“Warrant Agreement”).

The February 2014 Convertible Debenture bears interest at the rate of 10% per annum and the principal amount and interest are payable on March 13, 2015. The effective interest rate will be calculated considering the original issue discount, the BCF and the Warrant Agreement.  The February 2014 Convertible Debenture may be converted in whole or in part at any time prior to the maturity date by the holder at a conversion price of $0.40 per share, subject to adjustment. The Company has the option to redeem the February 2014 Convertible Debenture before its maturity by payment in cash of 125% of the then outstanding principal amount plus accrued interest and other amounts due.

The February 2014 Convertible Debenture was issued with an original issue discount of $30,000.  The original issue discount has been included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

The Warrant Agreement provides the holder with the right to acquire up to 250,000 shares of common stock at an exercise price of $0.50 per share, subject to certain adjustments as described in the Warrant Agreement, at any time through the fifth anniversary of its issuance date.  The allocated relative fair value of the Warrant Agreement of $96,533 has been included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

The February 2014 Convertible Debenture contains a BCF.  The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date.  The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital.  The BCF of $179,032 along with the original issue discount of $30,000 has been included in the balance sheet at December 31, 2014 as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the February 2014 Convertible Debenture using the effective interest method.

On March 6, 2015 we entered into an agreement with the note holder to extend the note for six months. The new maturity date of the note is September 13, 2015.  As consideration for the extension, the Company granted the note holder  250,000 shares of common stock, 250,000 additional warrants and reduced the exercise price of the warrants from $0.50 to $0.30.  This consideration will result is an additional charge to interest expense for the fair value of the instruments granted.

August 2014 Debenture

     On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest are payable on August 29, 2015.

September 2014 Convertible Debenture

On September 29, 2014, the Company issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000.  The Note has a principal face amount of $92,000, does not accrue interest, and is due on March 28, 2016 (the “Maturity Date”). The Note bears the right to convert any part of the principal amount under the Note into shares of the Company’s common stock at a conversion price of $0.40 per share (the “Conversion Price”).  On the Maturity Date, any outstanding principal due under the Note will be automatically converted into common stock at the Conversion Price.  The Note prohibits the holder from converting the Note to the extent that, as a result of such conversion, the holder would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Note.  The September 2014 Convertible Debenture contains a BCF.  The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date.  The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital.  The BCF of $37,400 along with the original issue discount of $42,000 has been included in the balance sheet at December 31, 2014 as a discount to the related debt security, and is being accreted as non-cash interest expense over the expected term of the September 2014 Convertible Debenture using the effective interest method.  The implicit interest rate was 41%, due to the original issue discount and the beneficial conversion feature.  During the year ended December 31, 2014 the Company recognized approximately $12,000 of such debt discount and $68,000 will be amortized in 2015 and 2016.

Interest Expense.

The Company recognized total interest expense on the unsecured (non-related party) notes payable, including amortization of debt discount, of $316,800 and $100 for the year ended December 31, 2014 and 2013, respectively.